Management of Financial Risk (Capital Management) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Management of Financial Risk [abstract]
Equity	$ 1,375,148	$ 725,770
Credit facilities	157,489	158,616	$ 146,535
Lease obligations	29,405	19,497
Less: Cash, cash equivalents and short-term investments	(107,097)	(131,898)
Capital amount	$ 1,454,945	$ 771,985